Restructuring - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve
Share-based compensation expense	$ 52,316,000	$ 0
Ordinary A | Other Restructuring
Restructuring Cost and Reserve
Shares issued related to restructuring plan (in shares)		7,748,739
Grant date fair value		$ 300,000
Share-based compensation expense	100,000	0
Cost of revenue
Restructuring Cost and Reserve
Share-based compensation expense	351,000	0
Cost of revenue | Other Restructuring
Restructuring Cost and Reserve
Restructuring charges		100,000
Technology and development
Restructuring Cost and Reserve
Share-based compensation expense	2,718,000	0
Technology and development | Other Restructuring
Restructuring Cost and Reserve
Restructuring charges		100,000
Sales and marketing
Restructuring Cost and Reserve
Share-based compensation expense	3,218,000	0
Sales and marketing | Other Restructuring
Restructuring Cost and Reserve
Restructuring charges		200,000
General and administrative
Restructuring Cost and Reserve
Share-based compensation expense	$ 46,029,000	0
General and administrative | Other Restructuring
Restructuring Cost and Reserve
Restructuring charges		$ 100,000